Deposits - Major Classifications of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Interest-bearing demand deposits	$ 1,179,292	$ 1,215,548
Non-interest-bearing demand deposits	561,006	535,635
Savings deposits	266,573	264,155
Time deposits under $100,000	300,309	323,768
Time deposits $100,000 or more	206,461	256,725
Brokered time deposits	107,930	117,393
Total	$ 2,621,571	$ 2,713,224